Federated Hermes Government Reserves Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class P Shares [Member] | P
Prospectus [Line Items]
Average Annual Return, Percent	4.29%	1.87%	1.15%